ACCOUNTS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
Accounts And Notes Payable
ACCOUNTS AND NOTES PAYABLE

14. ACCOUNTS AND NOTES PAYABLE

Accounts and notes payable consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Accounts payable	14,824	18,218
Notes payable	-	10,566
Total	14,824	28,784

Notes payable consisted of bank note payable provided by the Company to its suppliers. These short-term bank notes can be endorsed and assigned to suppliers as payments for purchases. The bank notes payable are generally payable within six months. These notes payable are guaranteed by the bank for their full face value. In addition, the banks usually require the Company to deposit a certain amount of funds at the bank as a guaranteed deposit, which is classified on the consolidated balance sheets as restricted cash.